TRADE RECEIVABLES, NET (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Credit Loss [Abstract]
Accounts Receivable, Credit Loss Expense (Reversal)	$ 306,180	$ 2,383,000	$ (3,158,000)	$ 8,610,248